DEFERRED TAX ASSETS AND LIABILITIES (Narrative) (Details)	12 Months Ended
Dec. 31, 2020 USD ($)
Disclosure of deferred tax assets and liabilities [Abstract]
Deferred tax asset decrease due to decrease in provision	$ 84,000
Deferred tax liability decreased	47,000
Increased in unrecognised deferred tax assets	$ 11,164,000